Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Property and Equipment, Net
Property and equipment, net, as of December 31, 2024 and 2023, consisted of the following (in thousands):

	As of December 31,
	2024	2023
Lab equipment	$—	$3,063
Computer equipment	53	57
Furniture and fixtures	61	68
Leasehold improvements	227	3,298

	341	6,486
Less: accumulated depreciation and amortization	(333)	(3,152)

Property and equipment, net	$8	$3,334

IKENA ONCOLOGY INC
Summary of Property and Equipment, Net
Property and equipment consisted of the following (in thousands):

	December 31,
	2024	2023
Property and equipment:
Leasehold improvements	$1,219	$1,219
Electronic equipment and software	408	454
Furniture and fixtures	411	411
Lab equipment	—	2,988

Total property and equipment	2,038	5,072
Less: accumulated depreciation	(1,445)	(2,737)

Property and equipment, net	$593	$2,335